American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2023

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 2.6%
carsales.com Ltd.	45,984	699,555
IDP Education Ltd.	52,305	1,005,888
Pinnacle Investment Management Group Ltd.(1)	99,925	616,672
		2,322,115
Belgium — 1.5%
D'ieteren Group	6,783	1,314,630
Canada — 7.3%
Boardwalk Real Estate Investment Trust	20,480	885,991
Brookfield Infrastructure Corp., Class A(1)	15,284	660,421
Capstone Copper Corp.(1)(2)	212,683	946,124
Definity Financial Corp.	10,533	277,278
Element Fleet Management Corp.(1)	65,206	931,378
FirstService Corp.	5,820	797,867
Kinaxis, Inc.(2)	5,166	600,346
Stantec, Inc.(1)	18,025	1,047,022
Whitecap Resources, Inc.(1)	55,118	422,524
		6,568,951
China — 3.2%
Bosideng International Holdings Ltd.	1,204,000	667,885
Kanzhun Ltd., ADR(2)	39,983	805,657
Poly Property Services Co. Ltd., Class H	102,800	623,381
Tongcheng Travel Holdings Ltd.(2)	373,600	741,588
		2,838,511
Finland — 0.8%
Metso Outotec Oyj	70,169	746,513
France — 2.0%
Euroapi SA(2)	28,820	472,084
Nexans SA	5,880	566,906
SPIE SA	28,273	775,161
		1,814,151
Germany — 1.1%
AIXTRON SE	17,657	541,548
KION Group AG	11,041	432,432
		973,980
Hong Kong — 1.2%
Samsonite International SA(2)	378,300	1,061,671
India — 1.0%
WNS Holdings Ltd., ADR(2)	10,617	922,830
Ireland — 0.8%
AIB Group PLC	161,197	688,521
Israel — 1.7%
Inmode Ltd.(2)	25,546	902,029
Nova Ltd.(2)	6,427	582,158
		1,484,187
Italy — 0.8%
Interpump Group SpA	13,005	713,898
Japan — 9.0%
Asics Corp.	48,400	1,225,479

BayCurrent Consulting, Inc.(1)	19,400	761,598
Fukuoka Financial Group, Inc.(1)	18,900	421,912
Invincible Investment Corp.	2,101	846,729
Isetan Mitsukoshi Holdings Ltd.	83,600	853,958
Japan Airport Terminal Co. Ltd.(2)	8,400	411,308
JMDC, Inc.	13,900	438,870
MatsukiyoCocokara & Co.	8,900	413,593
Nagoya Railroad Co. Ltd.	14,400	218,559
Nippon Gas Co. Ltd.(1)	36,700	512,692
Taiyo Yuden Co. Ltd.(1)	21,900	663,176
TechnoPro Holdings, Inc.	17,500	444,046
Toyo Suisan Kaisha Ltd.	6,400	258,919
Visional, Inc.(2)	9,200	616,390
		8,087,229
Mexico — 0.5%
Gentera SAB de CV	404,707	438,627
Netherlands — 1.0%
ASR Nederland NV	4,843	220,409
Basic-Fit NV(1)(2)	18,141	635,639
		856,048
Norway — 1.1%
Aker Solutions ASA	190,101	802,993
Storebrand ASA	27,696	228,621
		1,031,614
Spain — 1.1%
Acciona SA	2,302	433,709
CIE Automotive SA	17,665	517,374
		951,083
Sweden — 3.1%
Fortnox AB	86,178	511,378
Hexatronic Group AB	73,040	850,541
Nordnet AB publ	38,251	673,955
Trelleborg AB, B Shares	30,139	776,818
		2,812,692
Taiwan — 2.4%
Airtac International Group	26,464	923,799
ASPEED Technology, Inc.	7,600	683,108
E Ink Holdings, Inc.	80,000	506,233
		2,113,140
United Kingdom — 4.1%
Golar LNG Ltd.(2)	19,355	441,875
Intermediate Capital Group PLC	44,788	754,007
QinetiQ Group PLC	98,652	401,839
Rotork PLC	196,052	763,581
RS GROUP PLC	39,703	466,829
Tritax Big Box REIT PLC	478,773	860,178
		3,688,309
United States — 51.6%
ATI, Inc.(2)	29,129	1,184,094
AZEK Co., Inc.(2)	28,123	677,483
Bancorp, Inc.(2)	25,705	889,136
BJ's Wholesale Club Holdings, Inc.(2)	6,769	486,014
Bloomin' Brands, Inc.	21,138	551,702
Bowlero Corp.(1)(2)	44,220	680,104

BRP Group, Inc., Class A(2)	21,135	607,420
Capri Holdings Ltd.(2)	16,137	799,911
Ciena Corp.(2)	10,813	521,403
Clean Harbors, Inc.(2)	9,999	1,320,568
Commerce Bancshares, Inc.	6,906	456,832
Commercial Metals Co.	14,519	751,358
Construction Partners, Inc., Class A(2)	16,921	457,713
Crocs, Inc.(2)	11,977	1,457,721
Dave & Buster's Entertainment, Inc.(2)	19,066	763,021
Driven Brands Holdings, Inc.(2)	24,905	696,717
elf Beauty, Inc.(2)	11,878	887,881
Ensign Group, Inc.	8,734	781,518
Evolent Health, Inc., Class A(2)	28,532	998,905
Evoqua Water Technologies Corp.(2)	9,325	452,822
Five9, Inc.(2)	7,552	498,432
Gentherm, Inc.(2)	6,912	438,981
Glacier Bancorp, Inc.	5,002	236,995
Graphic Packaging Holding Co.	20,652	491,518
GXO Logistics, Inc.(2)	6,851	339,604
H&E Equipment Services, Inc.	21,198	1,176,489
Hamilton Lane, Inc., Class A	8,135	632,903
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,838	685,932
Harmony Biosciences Holdings, Inc.(2)	25,301	1,114,003
Herc Holdings, Inc.	2,958	424,739
Ingevity Corp.(2)	9,279	766,074
Inter Parfums, Inc.	4,032	485,493
Jabil, Inc.	6,428	533,717
JELD-WEN Holding, Inc.(2)	17,437	229,297
Kinsale Capital Group, Inc.	3,380	1,077,206
Kosmos Energy Ltd.(2)	62,930	495,259
Lantheus Holdings, Inc.(2)	8,848	654,398
Lattice Semiconductor Corp.(2)	9,965	846,626
Manhattan Associates, Inc.(2)	5,068	728,525
MGP Ingredients, Inc.	4,611	467,740
ModivCare, Inc.(2)	4,956	486,630
MRC Global, Inc.(2)	54,859	614,421
Natera, Inc.(2)	10,897	529,049
National Instruments Corp.	5,524	279,017
NOW, Inc.(2)	109,474	1,406,741
Ollie's Bargain Outlet Holdings, Inc.(2)	8,301	477,640
Onto Innovation, Inc.(2)	5,601	461,914
Option Care Health, Inc.(2)	13,941	427,570
Paycor HCM, Inc.(2)	10,877	269,423
Planet Fitness, Inc., Class A(2)	6,121	496,107
Progyny, Inc.(2)	13,366	502,027
Pure Storage, Inc., Class A(2)	20,944	597,742
QuinStreet, Inc.(2)	26,517	449,994
R1 RCM, Inc.(2)	43,956	624,175
RadNet, Inc.(2)	32,059	756,112
RLI Corp.	1,460	201,349
Ryman Hospitality Properties, Inc.	11,296	1,047,930
Saia, Inc.(2)	3,166	857,574
Silk Road Medical, Inc.(2)	9,163	485,547
SouthState Corp.	5,691	459,150

Sovos Brands, Inc.(2)	13,183	172,302
SPS Commerce, Inc.(2)	5,442	819,783
StepStone Group, Inc., Class A	22,644	647,618
Summit Materials, Inc., Class A(2)	25,318	747,894
Tenable Holdings, Inc.(2)	17,061	754,608
Toll Brothers, Inc.	10,359	620,918
Transocean Ltd.(2)	124,669	871,436
Trex Co., Inc.(2)	10,140	518,458
Weatherford International PLC(2)	12,461	830,152
Wintrust Financial Corp.	10,996	1,013,061
		46,172,596
TOTAL COMMON STOCKS (Cost $77,507,866)		87,601,296
EXCHANGE-TRADED FUNDS — 2.0%
Schwab International Small-Cap Equity ETF(1)	30,180	1,006,201
Schwab US Small-Cap ETF	18,429	809,217
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,732,708)		1,815,418
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,766	1,766
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,981,740	4,981,740
		4,983,506
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $212,184), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $208,382)		208,356
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/2029, valued at $660,997), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $648,082)		648,000
		856,356
TOTAL SHORT-TERM INVESTMENTS (Cost $5,839,862)		5,839,862
TOTAL INVESTMENT SECURITIES — 106.4% (Cost $85,080,436)		95,256,576
OTHER ASSETS AND LIABILITIES — (6.4)%		(5,758,802)
TOTAL NET ASSETS — 100.0%		$89,497,774

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.6%
Consumer Discretionary	16.1%
Financials	13.5%
Information Technology	12.7%
Health Care	10.1%
Real Estate	5.7%
Materials	5.3%
Energy	4.4%
Consumer Staples	3.5%
Communication Services	2.2%
Utilities	1.8%
Exchange-Traded Funds	2.0%
Short-Term Investments	6.5%
Other Assets and Liabilities	(6.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,587,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,016,222, which includes securities collateral of $3,034,482.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,322,115	—
Belgium	—	1,314,630	—
Canada	$660,421	5,908,530	—
China	805,657	2,032,854	—
Finland	—	746,513	—
France	—	1,814,151	—
Germany	—	973,980	—
Hong Kong	—	1,061,671	—
Ireland	—	688,521	—
Italy	—	713,898	—
Japan	—	8,087,229	—
Mexico	—	438,627	—
Netherlands	—	856,048	—
Norway	—	1,031,614	—
Spain	—	951,083	—
Sweden	—	2,812,692	—
Taiwan	—	2,113,140	—
United Kingdom	441,875	3,246,434	—
Other Countries	48,579,613	—	—
Exchange-Traded Funds	1,815,418	—	—
Short-Term Investments	4,983,506	856,356	—
	$57,286,490	$37,970,086	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.